UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period March 22, 2017 to March 31, 2017

Date of Report (Date of earliest event reported) April 7, 2017

021-274177

Commission File Number of securitizer

0001689533

Central Index Key Number of securitizer:

JOSH FRIEMAN, (415) 986-2415

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Prime Finance Partners V, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage asset class, including asset-backed securities issued or sold by the following affiliated entities: (i) PFP 2017-3, Ltd. (CIK: 0001699066), (ii) PFP 2017-3, LLC (CIK: 0001699058), (iii) PFP 2017-3 Depositor, LLC (no Central Index Key Number) and (iv) PFP Holding Company V, LLC (no Central Index Key Number).

On March 22, 2017, the above-named affiliated entities entered into transaction agreements containing a covenant to repurchase. There is no activity to report for the previous calendar quarter reporting period pursuant to Rule 15Ga-1(c)(2)(i).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prime finance partners V, inc.

/s/ Jon W. Brayshaw
Date: April 7, 2017	Name: Jon W. Brayshaw Title: Vice President and Secretary

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